Market risk (Tables)	12 Months Ended
Dec. 31, 2018
Market Risk Tables Abstract
Schedule of assets and liabilities subject to market risk
	As of December 31,
	2017	2018
	RMB’000	RMB’000
Assets subject to market risk
Loan receivables	791,390	579,654

Liabilities subject to market risk
Loans payable	226,370	200,417